Document and Entity Information Document	Oct. 20, 2026
Document Type	8-K
Document Period End Date	Oct. 20, 2026
Entity Registrant Name	RTX CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	001-00812
Entity Tax Identification Number	06-0570975
Entity Address, Address Line One	1000 Wilson Boulevard,
Entity Address, City or Town	Arlington,
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22209
City Area Code	(781)
Local Phone Number	522-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000101829
Common Stock [Member]
Title of 12(b) Security	Common Stock ($1 par value)
Trading Symbol	RTX
Security Exchange Name	NYSE
Notes 2.150% Due 2030 [Member]
Title of 12(b) Security	2.150% Notes due 2030
Trading Symbol	RTX 30
Security Exchange Name	NYSE